Shareholders' contributions (Tables)	12 Months Ended
Dec. 31, 2024
Statement of changes in equity [abstract]
Schedule of Share Capital

	Number of shares	Share capital and share premium
At January 1, 2022	122,382	1,034,633
Reduction of issued share capital of the company	(11,000)	(16,500)
Employee share options exercised (Note 23) (1)	—	2,432
Restricted shares granted and units vested (Note 23)	—	4,647
Purchase of own shares	—	(29,970)
Dividends paid to shareholders	—	(35,000)
At December 31, 2022	111,382	960,242
Employee share options exercised (Note 23) (1)	—	236
Restricted shares granted and units vested (Note 23)	—	7,528
Purchase of own shares	—	(22,123)
Dividends paid to shareholders	—	(35,000)
At December 31, 2023	111,382	910,883
Employee share options exercised (Note 23) (1)		115
Restricted shares granted (Note 23)		7,540
Purchase of own shares		(57,066)
Dividends provided for and paid to mayor shareholders	—	(35,000)
At December 31, 2024	111,382	826,472

(1)Treasury shares were used to settle these options, units and grants.